FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA V

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA V

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA V indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA V as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	TA Aegon Sustainable Equity Income Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon U.S. Government Securities Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Global Real Estate Securities Service Class
ProFund Access VP High Yield	TA BlackRock Government Money Market Service Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Basic Materials	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Bull	TA BlackRock iShares Edge 40 Service Class
ProFund VP Consumer Services	TA BlackRock Tactical Allocation Service Class
ProFund VP Emerging Markets	TA International Focus Service Class
ProFund VP Europe 30	TA Janus Balanced Service Class
ProFund VP Falling U.S. Dollar	TA Janus Mid-Cap Growth Service Class
ProFund VP Financials	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Mid-Cap	TA JPMorgan Core Bond Service Class
ProFund VP NASDAQ-100	TA JPMorgan Enhanced Index Service Class
ProFund VP Oil & Gas	TA JPMorgan International Moderate Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Tactical Allocation Service Class
ProFund VP Precious Metals	TA Managed Risk - Balanced ETF Service Class
ProFund VP Short Emerging Markets	TA Managed Risk - Conservative ETF Service Class
ProFund VP Short International	TA Managed Risk - Growth ETF Service Class
ProFund VP Short NASDAQ-100	TA Morgan Stanley Capital Growth Service Class
ProFund VP Short Small-Cap	TA Multi-Managed Balanced Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Balanced Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Conservative Service Class
ProFund VP Telecommunications	TA PIMCO Tactical - Growth Service Class
ProFund VP U.S. Government Plus	TA PIMCO Total Return Service Class
ProFund VP UltraSmall-Cap	TA Small/Mid Cap Value Service Class
ProFund VP Utilities	TA T. Rowe Price Small Cap Service Class
TA Aegon High Yield Bond Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA V based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA V since 2014.

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	5,047.037	$54,300	$58,445	$(2)	$58,443	22,746	$2.448966	$14.589995
Fidelity® VIP Index 500 Service Class 2	2,127.328	418,366	982,719	271	982,990	229,680	4.020973	21.239863
Franklin Allocation Class 4 Shares	94,662.961	589,191	584,070	21	584,091	224,546	2.517789	13.879400
ProFund Access VP High Yield	368.191	10,408	9,761	(3)	9,758	5,467	1.746976	10.968918
ProFund VP Asia 30	286.620	21,736	15,265	(13)	15,252	14,190	1.023946	13.882490
ProFund VP Basic Materials	846.421	48,299	71,895	14	71,909	40,637	1.712819	16.017278
ProFund VP Bull	3,184.405	138,822	223,832	11	223,843	88,984	2.452988	19.619036
ProFund VP Consumer Services	3,812.225	272,777	294,914	(7)	294,907	80,753	3.575673	19.463528
ProFund VP Emerging Markets	1,055.284	31,678	31,701	2	31,703	37,489	0.815012	13.352973
ProFund VP Europe 30	506.913	12,529	12,987	-	12,987	13,174	0.938335	12.669273
ProFund VP Falling U.S. Dollar	253.576	5,074	4,197	-	4,197	7,775	0.522808	9.016607
ProFund VP Financials	912.394	40,230	46,003	(2)	46,001	32,703	1.351539	16.250483
ProFund VP Government Money Market	217,764.636	217,765	217,765	3	217,768	267,132	0.798508	9.518324
ProFund VP International	541.566	11,626	12,093	5	12,098	13,492	0.848874	12.902025
ProFund VP Japan	-	-	-	-	-	-	1.059267	13.794750
ProFund VP Mid-Cap	3,577.927	71,885	76,818	(4)	76,814	32,821	2.226737	15.213970
ProFund VP NASDAQ-100	1,484.580	98,129	109,666	(11)	109,655	18,505	5.646006	29.425678
ProFund VP Oil & Gas	1,481.372	62,721	41,538	(5)	41,533	60,237	0.667888	7.758394
ProFund VP Pharmaceuticals	47.450	1,643	2,000	(10)	1,990	881	2.212348	13.643373
ProFund VP Precious Metals	222.732	4,202	6,265	(7)	6,258	10,488	0.581179	13.569401
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.147666	4.645379
ProFund VP Short International	-	-	-	-	-	-	0.203087	5.212126
ProFund VP Short NASDAQ-100	2.315	48	31	-	31	789	0.037711	2.135336
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.073610	3.973010
ProFund VP Small-Cap	1,308.857	59,923	56,543	(3)	56,540	27,697	1.942068	14.696382
ProFund VP Small-Cap Value	207.816	8,382	11,324	(15)	11,309	5,235	2.071445	13.726885
ProFund VP Telecommunications	291.662	10,004	11,016	(1)	11,015	9,222	1.154788	10.768711
ProFund VP U.S. Government Plus	1,404.667	42,369	31,970	5	31,975	16,328	1.917339	12.851956
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	2.340220	17.388130
ProFund VP Utilities	351.062	14,032	14,910	(17)	14,893	7,488	1.922224	14.791167
TA Aegon High Yield Bond Service Class	12,533.919	97,570	98,642	2	98,644	44,122	2.088244	12.350255
TA Aegon Sustainable Equity Income Service Class	31,695.336	600,916	670,039	7	670,046	253,674	2.236715	13.203317
TA Aegon U.S. Government Securities Service Class	25,984.575	304,307	280,114	6	280,120	208,645	1.252556	10.837853
TA BlackRock Global Real Estate Securities Service Class	8,490.230	103,814	119,203	(1)	119,202	42,166	2.162702	14.439685
TA BlackRock Government Money Market Service Class	559,317.480	559,317	559,317	(40)	559,277	616,569	0.864062	9.665320
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	3,085.958	32,026	35,427	-	35,427	26,185	1.351512	12.690592
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	5,274.939	60,915	60,873	-	60,873	42,352	1.389132	12.334611
TA BlackRock iShares Edge 40 Service Class	15,139.279	135,362	153,210	1	153,211	87,056	1.687050	13.026966
TA BlackRock Tactical Allocation Service Class	17,694.559	275,172	300,277	10	300,287	201,863	1.448583	14.212660
TA International Focus Service Class	26,478.366	217,574	278,817	5	278,822	172,592	1.568649	16.494783

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Janus Balanced Service Class	13,366.897	$228,911	$265,868	$(1)	$265,867	126,848	$2.051835	$17.423632
TA Janus Mid-Cap Growth Service Class	2,942.242	103,173	123,192	15	123,207	29,466	4.047765	22.215046
TA JPMorgan Asset Allocation - Conservative Service Class	435,045.380	4,523,756	4,933,415	(19)	4,933,396	2,595,010	1.753355	13.419287
TA JPMorgan Asset Allocation - Growth Service Class	230,360.447	2,858,331	3,570,587	(25)	3,570,562	1,142,982	2.808786	19.193320
TA JPMorgan Asset Allocation - Moderate Service Class	1,233,977.556	14,093,423	16,572,319	(284)	16,572,035	7,550,105	2.042986	14.535408
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,061,388.998	24,558,795	29,292,338	280	29,292,618	11,506,702	2.328652	16.064239
TA JPMorgan Core Bond Service Class	41,730.670	594,702	568,372	(1)	568,371	372,886	1.433095	11.115746
TA JPMorgan Enhanced Index Service Class	5,860.256	124,412	161,216	(13)	161,203	38,585	3.943002	21.330939
TA JPMorgan International Moderate Growth Service Class	312,978.591	2,890,357	3,718,186	(37)	3,718,149	2,534,582	1.391298	14.625921
TA JPMorgan Tactical Allocation Service Class	6,581.018	106,302	108,850	11	108,861	68,812	1.385469	12.891736
TA Managed Risk - Balanced ETF Service Class	16,205.535	179,366	216,020	(1)	216,019	135,768	1.545093	13.290440
TA Managed Risk - Conservative ETF Service Class	646.265	7,826	8,246	1	8,247	5,520	1.458762	12.096077
TA Managed Risk - Growth ETF Service Class	116,874.629	1,138,222	1,354,577	(18)	1,354,559	764,244	1.695920	14.475234
TA Morgan Stanley Capital Growth Service Class	25,512.268	590,120	704,139	(42)	704,097	91,470	7.450736	36.984601
TA Multi-Managed Balanced Service Class	361,838.311	5,274,073	6,581,839	18	6,581,857	1,886,042	3.141128	16.712513
TA PIMCO Tactical - Balanced Service Class	1,375.953	16,328	16,622	(1)	16,621	11,488	1.379958	13.502762
TA PIMCO Tactical - Conservative Service Class	3,114.477	34,822	36,377	(2)	36,375	28,301	1.285282	13.170201
TA PIMCO Tactical - Growth Service Class	2,031.103	22,938	24,333	(1)	24,332	17,051	1.398416	14.303782
TA PIMCO Total Return Service Class	69,524.322	789,842	762,682	10	762,692	487,577	1.431249	11.204931
TA Small/Mid Cap Value Service Class	32,262.220	608,470	762,034	(23)	762,011	155,056	4.416978	15.551912
TA T. Rowe Price Small Cap Service Class	40,081.210	568,927	697,012	(13)	696,999	142,953	4.832780	18.874290
TA WMC US Growth Service Class	36,870.690	1,094,739	1,612,724	19	1,612,743	313,190	4.854649	27.396774

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Balanced Wealth Strategy Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of December 31, 2019:	$67,072	$635,981	$635,376	$13,174	$24,805

Investment Income:
Reinvested Dividends	1,076	10,179	8,226	658	127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	861	10,647	10,322	202	229

Net Investment Income (Loss)	215	(468)	(2,096)	456	(102)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,533	2,084	158,513	-	1,157
Realized Gain (Loss) on Investments	(1,196)	7,511	(30,936)	(88)	919

Net Realized Capital Gains (Losses) on Investments	337	9,595	127,577	(88)	2,076
Net Change in Unrealized Appreciation (Depreciation)	3,517	95,354	(71,160)	(617)	1,923

Net Gain (Loss) on Investment	3,854	104,949	56,417	(705)	3,999

Net Increase (Decrease) in Net Assets Resulting from Operations	4,069	104,481	54,321	(249)	3,897

Increase (Decrease) in Net Assets from Contract Transactions	(16,170)	18,823	(89,823)	(753)	(7,712)

Total Increase (Decrease) in Net Assets	(12,101)	123,304	(35,502)	(1,002)	(3,815)

Net Assets as of December 31, 2020:	$54,971	$759,285	$599,874	$12,172	$20,990

Investment Income:
Reinvested Dividends	146	9,298	9,571	250	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	946	14,675	10,337	176	333

Net Investment Income (Loss)	(800)	(5,377)	(766)	74	(333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,271	6,315	-	-	2,908
Realized Gain (Loss) on Investments	(174)	36,738	(15,632)	(132)	1,810

Net Realized Capital Gains (Losses) on Investments	1,097	43,053	(15,632)	(132)	4,718
Net Change in Unrealized Appreciation (Depreciation)	5,826	168,030	71,594	(100)	(8,766)

Net Gain (Loss) on Investment	6,923	211,083	55,962	(232)	(4,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,123	205,706	55,196	(158)	(4,381)

Increase (Decrease) in Net Assets from Contract Transactions	(2,651)	17,999	(70,979)	(2,256)	(1,357)

Total Increase (Decrease) in Net Assets	3,472	223,705	(15,783)	(2,414)	(5,738)

Net Assets as of December 31, 2021:	$58,443	$982,990	$584,091	$9,758	$15,252

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of December 31, 2019:	$53,508	$165,315	$242,801	$45,232	$5,959

Investment Income:
Reinvested Dividends	328	143	-	197	127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	783	2,644	3,961	543	82

Net Investment Income (Loss)	(455)	(2,501)	(3,961)	(346)	45

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,950	7,922	79,036	-	-
Realized Gain (Loss) on Investments	(3)	(755)	7,229	1,098	(101)

Net Realized Capital Gains (Losses) on Investments	3,947	7,167	86,265	1,098	(101)
Net Change in Unrealized Appreciation (Depreciation)	3,221	16,656	(28,500)	7,022	(546)

Net Gain (Loss) on Investment	7,168	23,823	57,765	8,120	(647)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,713	21,322	53,804	7,774	(602)

Increase (Decrease) in Net Assets from Contract Transactions	(680)	(3,191)	(13,183)	(6,730)	5,826

Total Increase (Decrease) in Net Assets	6,033	18,131	40,621	1,044	5,224

Net Assets as of December 31, 2020:	$59,541	$183,446	$283,422	$46,276	$11,183

Investment Income:
Reinvested Dividends	196	-	-	-	115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,068	3,386	5,074	636	210

Net Investment Income (Loss)	(872)	(3,386)	(5,074)	(636)	(95)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,571	12,336	23,488	-	-
Realized Gain (Loss) on Investments	919	3,133	4,092	3,256	1,965

Net Realized Capital Gains (Losses) on Investments	2,490	15,469	27,580	3,256	1,965
Net Change in Unrealized Appreciation (Depreciation)	12,338	32,033	545	(10,774)	872

Net Gain (Loss) on Investment	14,828	47,502	28,125	(7,518)	2,837

Net Increase (Decrease) in Net Assets Resulting from Operations	13,956	44,116	23,051	(8,154)	2,742

Increase (Decrease) in Net Assets from Contract Transactions	(1,588)	(3,719)	(11,566)	(6,419)	(938)

Total Increase (Decrease) in Net Assets	12,368	40,397	11,485	(14,573)	1,804

Net Assets as of December 31, 2021:	$71,909	$223,843	$294,907	$31,703	$12,987

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2019:	$7,216	$17,865	$221,519	$14,569	$-

Investment Income:
Reinvested Dividends	23	103	96	67	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	252	3,826	190	2

Net Investment Income (Loss)	(74)	(149)	(3,730)	(123)	(2)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,124	-	-	-
Realized Gain (Loss) on Investments	(656)	40	-	(108)	-

Net Realized Capital Gains (Losses) on Investments	(656)	1,164	-	(108)	-
Net Change in Unrealized Appreciation (Depreciation)	854	(1,718)	-	665	-

Net Gain (Loss) on Investment	198	(554)	-	557	-

Net Increase (Decrease) in Net Assets Resulting from Operations	124	(703)	(3,730)	434	(2)

Increase (Decrease) in Net Assets from Contract Transactions	(695)	(689)	8,234	(192)	2

Total Increase (Decrease) in Net Assets	(571)	(1,392)	4,504	242	-

Net Assets as of December 31, 2020:	$6,645	$16,473	$226,023	$14,811	$-

Investment Income:
Reinvested Dividends	-	120	27	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82	475	3,745	203	-

Net Investment Income (Loss)	(82)	(355)	(3,718)	(203)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	93	2,204	-	-	-
Realized Gain (Loss) on Investments	(555)	403	-	613	-

Net Realized Capital Gains (Losses) on Investments	(462)	2,607	-	613	-
Net Change in Unrealized Appreciation (Depreciation)	53	3,834	-	543	-

Net Gain (Loss) on Investment	(409)	6,441	-	1,156	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(491)	6,086	(3,718)	953	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,957)	23,442	(4,537)	(3,666)	-

Total Increase (Decrease) in Net Assets	(2,448)	29,528	(8,255)	(2,713)	-

Net Assets as of December 31, 2021:	$4,197	$46,001	$217,768	$12,098	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2019:	$16,631	$44,340	$45,296	$1,705	$24,368

Investment Income:
Reinvested Dividends	187	-	713	2	25
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225	546	457	28	255

Net Investment Income (Loss)	(38)	(546)	256	(26)	(230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,764	2,440	315	-	-
Realized Gain (Loss) on Investments	(5,374)	6,099	(2,704)	(4)	6,365

Net Realized Capital Gains (Losses) on Investments	390	8,539	(2,389)	(4)	6,365
Net Change in Unrealized Appreciation (Depreciation)	963	507	(14,315)	203	(505)

Net Gain (Loss) on Investment	1,353	9,046	(16,704)	199	5,860

Net Increase (Decrease) in Net Assets Resulting from Operations	1,315	8,500	(16,448)	173	5,630

Increase (Decrease) in Net Assets from Contract Transactions	(1,612)	(19,178)	(79)	(56)	(22,383)

Total Increase (Decrease) in Net Assets	(297)	(10,678)	(16,527)	117	(16,753)

Net Assets as of December 31, 2020:	$16,334	$33,662	$28,769	$1,822	$7,615

Investment Income:
Reinvested Dividends	-	-	684	5	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	949	1,347	614	32	114

Net Investment Income (Loss)	(949)	(1,347)	70	(27)	(114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,292	14,448	-	25	-
Realized Gain (Loss) on Investments	1,708	4,078	(1,814)	5	289

Net Realized Capital Gains (Losses) on Investments	4,000	18,526	(1,814)	30	289
Net Change in Unrealized Appreciation (Depreciation)	4,796	4,584	15,936	169	(946)

Net Gain (Loss) on Investment	8,796	23,110	14,122	199	(657)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,847	21,763	14,192	172	(771)

Increase (Decrease) in Net Assets from Contract Transactions	52,633	54,230	(1,428)	(4)	(586)

Total Increase (Decrease) in Net Assets	60,480	75,993	12,764	168	(1,357)

Net Assets as of December 31, 2021:	$76,814	$109,655	$41,533	$1,990	$6,258

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small- Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2019:	$-	$-	$152	$-	$307

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	1	-	4

Net Investment Income (Loss)	-	-	(1)	-	(4)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	11
Realized Gain (Loss) on Investments	-	-	(179)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(179)	-	11
Net Change in Unrealized Appreciation (Depreciation)	-	-	170	-	39

Net Gain (Loss) on Investment	-	-	(9)	-	50

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(10)	-	46

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(99)	-	(20)

Total Increase (Decrease) in Net Assets	-	-	(109)	-	26

Net Assets as of December 31, 2020:	$-	$-	$43	$-	$333

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	699

Net Investment Income (Loss)	-	-	-	-	(699)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	2,137
Realized Gain (Loss) on Investments	-	-	-	-	(36)

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	2,101
Net Change in Unrealized Appreciation (Depreciation)	-	-	(11)	-	(3,412)

Net Gain (Loss) on Investment	-	-	(11)	-	(1,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(11)	-	(2,010)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(1)	-	58,217

Total Increase (Decrease) in Net Assets	-	-	(12)	-	56,207

Net Assets as of December 31, 2021:	$-	$-	$31	$-	$56,540

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of December 31, 2019:	$20,695	$17,639	$32,915	$-	$37,344

Investment Income:
Reinvested Dividends	2	161	17	-	370
Investment Expense:
Mortality and Expense Risk and Administrative Charges	140	243	1,691	-	371

Net Investment Income (Loss)	(138)	(82)	(1,674)	-	(1)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,010	-	7,805	-	5,169
Realized Gain (Loss) on Investments	(618)	(755)	728	-	(2,962)

Net Realized Capital Gains (Losses) on Investments	392	(755)	8,533	-	2,207
Net Change in Unrealized Appreciation (Depreciation)	858	283	(1,834)	-	(5,735)

Net Gain (Loss) on Investment	1,250	(472)	6,699	-	(3,528)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,112	(554)	5,025	-	(3,529)

Increase (Decrease) in Net Assets from Contract Transactions	2,890	(4,377)	68,338	-	(13,923)

Total Increase (Decrease) in Net Assets	4,002	(4,931)	73,363	-	(17,452)

Net Assets as of December 31, 2020:	$24,697	$12,708	$106,278	$-	$19,892

Investment Income:
Reinvested Dividends	24	220	-	-	209
Investment Expense:
Mortality and Expense Risk and Administrative Charges	368	272	854	-	247

Net Investment Income (Loss)	(344)	(52)	(854)	-	(38)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,577	-	-
Realized Gain (Loss) on Investments	5,273	1,577	(6,091)	-	(928)

Net Realized Capital Gains (Losses) on Investments	5,273	1,577	(514)	-	(928)
Net Change in Unrealized Appreciation (Depreciation)	1,608	1,048	(13,971)	-	3,055

Net Gain (Loss) on Investment	6,881	2,625	(14,485)	-	2,127

Net Increase (Decrease) in Net Assets Resulting from Operations	6,537	2,573	(15,339)	-	2,089

Increase (Decrease) in Net Assets from Contract Transactions	(19,925)	(4,266)	(58,964)	-	(7,088)

Total Increase (Decrease) in Net Assets	(13,388)	(1,693)	(74,303)	-	(4,999)

Net Assets as of December 31, 2021:	$11,309	$11,015	$31,975	$-	$14,893

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount
Net Assets as of December 31, 2019:	$103,726	$977,241	$704,248	$218,422	$544,619

Investment Income:
Reinvested Dividends	5,513	18,853	19,273	12,693	1,485
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,426	11,087	21,329	1,899	9,227

Net Investment Income (Loss)	4,087	7,766	(2,056)	10,794	(7,742)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	84,100	1,594	7,702	-
Realized Gain (Loss) on Investments	(5,514)	(24,207)	87,515	(3,303)	-

Net Realized Capital Gains (Losses) on Investments	(5,514)	59,893	89,109	4,399	-
Net Change in Unrealized Appreciation (Depreciation)	695	(160,871)	3,938	(18,248)	-

Net Gain (Loss) on Investment	(4,819)	(100,978)	93,047	(13,849)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(732)	(93,212)	90,991	(3,055)	(7,742)

Increase (Decrease) in Net Assets from Contract Transactions	(17,791)	(166,023)	114,317	(104,226)	(60,630)

Total Increase (Decrease) in Net Assets	(18,523)	(259,235)	205,308	(107,281)	(68,372)

Net Assets as of December 31, 2020:	$85,203	$718,006	$909,556	$111,141	$476,247

Investment Income:
Reinvested Dividends	4,439	11,799	6,073	2,493	21
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,485	10,686	7,916	1,921	9,064

Net Investment Income (Loss)	2,954	1,113	(1,843)	572	(9,043)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	24,103	-	-
Realized Gain (Loss) on Investments	337	(39,263)	(9,745)	(97)	-

Net Realized Capital Gains (Losses) on Investments	337	(39,263)	14,358	(97)	-
Net Change in Unrealized Appreciation (Depreciation)	652	162,558	(40,460)	23,949	-

Net Gain (Loss) on Investment	989	123,295	(26,102)	23,852	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,943	124,408	(27,945)	24,424	(9,043)

Increase (Decrease) in Net Assets from Contract Transactions	9,498	(172,368)	(601,491)	(16,363)	92,073

Total Increase (Decrease) in Net Assets	13,441	(47,960)	(629,436)	8,061	83,030

Net Assets as of December 31, 2021:	$98,644	$670,046	$280,120	$119,202	$559,277

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2019:	$36,107	$72,568	$173,720	$254,300

Investment Income:
Reinvested Dividends	925	1,162	3,748	4,517
Investment Expense:
Mortality and Expense Risk and Administrative Charges	813	950	2,645	3,830

Net Investment Income (Loss)	112	212	1,103	687

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683	1,277	1,186	14,367
Realized Gain (Loss) on Investments	(24)	(1,043)	1,895	(37)

Net Realized Capital Gains (Losses) on Investments	659	234	3,081	14,330
Net Change in Unrealized Appreciation (Depreciation)	2,775	(3,198)	7,957	14,250

Net Gain (Loss) on Investment	3,434	(2,964)	11,038	28,580

Net Increase (Decrease) in Net Assets Resulting from Operations	3,546	(2,752)	12,141	29,267

Increase (Decrease) in Net Assets from Contract Transactions	9,735	(5,482)	(16,756)	(203)

Total Increase (Decrease) in Net Assets	13,281	(8,234)	(4,615)	29,064

Net Assets as of December 31, 2020:	$49,388	$64,334	$169,105	$283,364

Investment Income:
Reinvested Dividends	379	325	2,339	7,282
Investment Expense:
Mortality and Expense Risk and Administrative Charges	717	898	2,472	4,355

Net Investment Income (Loss)	(338)	(573)	(133)	2,927

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	555	-	3,014	9,761
Realized Gain (Loss) on Investments	313	(1,154)	4,430	290

Net Realized Capital Gains (Losses) on Investments	868	(1,154)	7,444	10,051
Net Change in Unrealized Appreciation (Depreciation)	853	5,229	(1,008)	4,140

Net Gain (Loss) on Investment	1,721	4,075	6,436	14,191

Net Increase (Decrease) in Net Assets Resulting from Operations	1,383	3,502	6,303	17,118

Increase (Decrease) in Net Assets from Contract Transactions	(15,344)	(6,963)	(22,197)	(195)

Total Increase (Decrease) in Net Assets	(13,961)	(3,461)	(15,894)	16,923

Net Assets as of December 31, 2021:	$35,427	$60,873	$153,211	$300,287

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$263,357	$146,299	$212,432	$5,286,069	$2,309,205

Investment Income:
Reinvested Dividends	4,929	2,226	50	112,529	31,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,833	2,262	2,011	78,083	32,749

Net Investment Income (Loss)	1,096	(36)	(1,961)	34,446	(1,421)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,144	10,787	123,382	170,438
Realized Gain (Loss) on Investments	(10,456)	9,344	30,765	(27,059)	(17,617)

Net Realized Capital Gains (Losses) on Investments	(10,456)	15,488	41,552	96,323	152,821
Net Change in Unrealized Appreciation (Depreciation)	47,747	1,741	(18,672)	338,835	307,144

Net Gain (Loss) on Investment	37,291	17,229	22,880	435,158	459,965

Net Increase (Decrease) in Net Assets Resulting from Operations	38,387	17,193	20,919	469,604	458,544

Increase (Decrease) in Net Assets from Contract Transactions	(11,482)	(76,362)	(91,280)	(347,704)	90,612

Total Increase (Decrease) in Net Assets	26,905	(59,169)	(70,361)	121,900	549,156

Net Assets as of December 31, 2020:	$290,262	$87,130	$142,071	$5,407,969	$2,858,361

Investment Income:
Reinvested Dividends	2,927	2,682	123	112,297	51,102
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,616	3,451	1,936	80,396	50,963

Net Investment Income (Loss)	(1,689)	(769)	(1,813)	31,901	139

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,159	16,205	79,905	211,118
Realized Gain (Loss) on Investments	5,619	1,934	9,717	65,008	53,044

Net Realized Capital Gains (Losses) on Investments	5,619	12,093	25,922	144,913	264,162
Net Change in Unrealized Appreciation (Depreciation)	20,272	18,308	(7,856)	28,058	243,442

Net Gain (Loss) on Investment	25,891	30,401	18,066	172,971	507,604

Net Increase (Decrease) in Net Assets Resulting from Operations	24,202	29,632	16,253	204,872	507,743

Increase (Decrease) in Net Assets from Contract Transactions	(35,642)	149,105	(35,117)	(679,445)	204,458

Total Increase (Decrease) in Net Assets	(11,440)	178,737	(18,864)	(474,573)	712,201

Net Assets as of December 31, 2021:	$278,822	$265,867	$123,207	$4,933,396	$3,570,562

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$18,931,295	$31,723,334	$729,087	$133,084	$3,845,626

Investment Income:
Reinvested Dividends	343,290	516,880	22,199	1,476	87,519
Investment Expense:
Mortality and Expense Risk and Administrative Charges	273,553	442,853	11,133	1,931	54,411

Net Investment Income (Loss)	69,737	74,027	11,066	(455)	33,108

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	529,172	1,494,554	1,660	9,474	326
Realized Gain (Loss) on Investments	558,765	1,065,834	5,361	(3,040)	58,527

Net Realized Capital Gains (Losses) on Investments	1,087,937	2,560,388	7,021	6,434	58,853
Net Change in Unrealized Appreciation (Depreciation)	536,905	615,408	18,231	12,240	326,067

Net Gain (Loss) on Investment	1,624,842	3,175,796	25,252	18,674	384,920

Net Increase (Decrease) in Net Assets Resulting from Operations	1,694,579	3,249,823	36,318	18,219	418,028

Increase (Decrease) in Net Assets from Contract Transactions	(1,979,385)	(5,324,664)	(121,576)	(17,352)	(465,862)

Total Increase (Decrease) in Net Assets	(284,806)	(2,074,841)	(85,258)	867	(47,834)

Net Assets as of December 31, 2020:	$18,646,489	$29,648,493	$643,829	$133,951	$3,797,792

Investment Income:
Reinvested Dividends	287,594	588,878	13,737	872	49,505
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,716	467,209	9,615	2,342	59,532

Net Investment Income (Loss)	14,878	121,669	4,122	(1,470)	(10,027)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,901	754,192	20,273	16,928	-
Realized Gain (Loss) on Investments	828,488	849,048	19	7,108	138,135

Net Realized Capital Gains (Losses) on Investments	937,389	1,603,240	20,292	24,036	138,135
Net Change in Unrealized Appreciation (Depreciation)	276,085	1,667,878	(42,892)	11,848	144,609

Net Gain (Loss) on Investment	1,213,474	3,271,118	(22,600)	35,884	282,744

Net Increase (Decrease) in Net Assets Resulting from Operations	1,228,352	3,392,787	(18,478)	34,414	272,717

Increase (Decrease) in Net Assets from Contract Transactions	(3,302,806)	(3,748,662)	(56,980)	(7,162)	(352,360)

Total Increase (Decrease) in Net Assets	(2,074,454)	(355,875)	(75,458)	27,252	(79,643)

Net Assets as of December 31, 2021:	$16,572,035	$29,292,618	$568,371	$161,203	$3,718,149

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$141,032	$488,199	$8,931	$1,645,311	$453,902

Investment Income:
Reinvested Dividends	1,729	5,263	187	26,634	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,382	5,732	140	20,962	9,758

Net Investment Income (Loss)	347	(469)	47	5,672	(9,758)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,978	3,236	29	35,811	25,724
Realized Gain (Loss) on Investments	4,744	39,648	8	28,148	85,964

Net Realized Capital Gains (Losses) on Investments	6,722	42,884	37	63,959	111,688
Net Change in Unrealized Appreciation (Depreciation)	1,113	(43,961)	168	(56,272)	365,211

Net Gain (Loss) on Investment	7,835	(1,077)	205	7,687	476,899

Net Increase (Decrease) in Net Assets Resulting from Operations	8,182	(1,546)	252	13,359	467,141

Increase (Decrease) in Net Assets from Contract Transactions	(68,550)	(227,522)	(541)	(350,565)	(146,612)

Total Increase (Decrease) in Net Assets	(60,368)	(229,068)	(289)	(337,206)	320,529

Net Assets as of December 31, 2020:	$80,664	$259,131	$8,642	$1,308,105	$774,431

Investment Income:
Reinvested Dividends	1,133	2,784	129	11,960	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,337	3,900	137	20,399	12,353

Net Investment Income (Loss)	(204)	(1,116)	(8)	(8,439)	(12,353)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,303	11,247	112	63,979	207,483
Realized Gain (Loss) on Investments	3,741	12,507	34	29,123	58,794

Net Realized Capital Gains (Losses) on Investments	8,044	23,754	146	93,102	266,277
Net Change in Unrealized Appreciation (Depreciation)	(5,374)	(5,229)	(52)	71,792	(270,539)

Net Gain (Loss) on Investment	2,670	18,525	94	164,894	(4,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,466	17,409	86	156,455	(16,615)

Increase (Decrease) in Net Assets from Contract Transactions	25,731	(60,521)	(481)	(110,001)	(53,719)

Total Increase (Decrease) in Net Assets	28,197	(43,112)	(395)	46,454	(70,334)

Net Assets as of December 31, 2021:	$108,861	$216,019	$8,247	$1,354,559	$704,097

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Service Class Subaccount

Net Assets as of December 31, 2019:	$6,310,101	$21,171	$36,609	$2,127	$918,415

Investment Income:
Reinvested Dividends	81,716	609	517	83	37,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	93,551	264	665	123	14,044

Net Investment Income (Loss)	(11,835)	345	(148)	(40)	23,953

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	246,966	1,187	2,400	176	4,165
Realized Gain (Loss) on Investments	129,141	(428)	156	53	8,670

Net Realized Capital Gains (Losses) on Investments	376,107	759	2,556	229	12,835
Net Change in Unrealized Appreciation (Depreciation)	405,670	(194)	407	1,287	16,859

Net Gain (Loss) on Investment	781,777	565	2,963	1,516	29,694

Net Increase (Decrease) in Net Assets Resulting from Operations	769,942	910	2,815	1,476	53,647

Increase (Decrease) in Net Assets from Contract Transactions	(773,230)	(3,086)	(1,897)	20,621	(72,370)

Total Increase (Decrease) in Net Assets	(3,288)	(2,176)	918	22,097	(18,723)

Net Assets as of December 31, 2020:	$6,306,813	$18,995	$37,527	$24,224	$899,692

Investment Income:
Reinvested Dividends	60,310	-	372	-	10,338
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,370	257	669	415	12,397

Net Investment Income (Loss)	(39,060)	(257)	(297)	(415)	(2,059)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	349,938	1,294	2,897	1,899	49,432
Realized Gain (Loss) on Investments	233,882	326	125	129	2,205

Net Realized Capital Gains (Losses) on Investments	583,820	1,620	3,022	2,028	51,637
Net Change in Unrealized Appreciation (Depreciation)	351,545	(514)	(1,882)	144	(71,820)

Net Gain (Loss) on Investment	935,365	1,106	1,140	2,172	(20,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	896,305	849	843	1,757	(22,242)

Increase (Decrease) in Net Assets from Contract Transactions	(621,261)	(3,223)	(1,995)	(1,649)	(114,758)

Total Increase (Decrease) in Net Assets	275,044	(2,374)	(1,152)	108	(137,000)

Net Assets as of December 31, 2021:	$6,581,857	$16,621	$36,375	$24,332	$762,692

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$919,399	$711,211	$1,268,353

Investment Income:
Reinvested Dividends	5,605	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,825	9,593	19,128

Net Investment Income (Loss)	(4,220)	(9,593)	(19,128)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,405	43,137	93,500
Realized Gain (Loss) on Investments	(62,235)	(7,598)	91,537

Net Realized Capital Gains (Losses) on Investments	(37,830)	35,539	185,037
Net Change in Unrealized Appreciation (Depreciation)	6,528	85,129	196,639

Net Gain (Loss) on Investment	(31,302)	120,668	381,676

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,522)	111,075	362,548

Increase (Decrease) in Net Assets from Contract Transactions	(249,163)	(126,215)	(294,078)

Total Increase (Decrease) in Net Assets	(284,685)	(15,140)	68,470

Net Assets as of December 31, 2020:	$634,714	$696,071	$1,336,823

Investment Income:
Reinvested Dividends	3,463	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,600	11,605	24,503

Net Investment Income (Loss)	(8,137)	(11,605)	(24,503)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	72,956	225,520
Realized Gain (Loss) on Investments	12,288	11,648	39,045

Net Realized Capital Gains (Losses) on Investments	12,288	84,604	264,565
Net Change in Unrealized Appreciation (Depreciation)	153,058	(11,684)	14,606

Net Gain (Loss) on Investment	165,346	72,920	279,171

Net Increase (Decrease) in Net Assets Resulting from Operations	157,209	61,315	254,668

Increase (Decrease) in Net Assets from Contract Transactions	(29,912)	(60,387)	21,252

Total Increase (Decrease) in Net Assets	127,297	928	275,920

Net Assets as of December 31, 2021:	$762,011	$696,999	$1,612,743

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Profunds	Profunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

17

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

18

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
ProFund Access VP High Yield	Access VP High Yield
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA International Focus Service Class	TA International Growth Service Class

19

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

20

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$1,418	$3,599
Fidelity® VIP Index 500 Service Class 2	92,242	73,401
Franklin Allocation Class 4 Shares	9,571	81,319
ProFund Access VP High Yield	250	2,432
ProFund VP Asia 30	10,153	8,942
ProFund VP Basic Materials	1,767	2,661
ProFund VP Bull	12,336	7,108
ProFund VP Consumer Services	45,100	38,250
ProFund VP Emerging Markets	8,189	15,243
ProFund VP Europe 30	11,339	12,372
ProFund VP Falling U.S. Dollar	93	2,038
ProFund VP Financials	28,991	3,700
ProFund VP Government Money Market	28	8,281
ProFund VP International	10,393	14,264
ProFund VP Japan	-	-
ProFund VP Mid-Cap	86,293	32,317
ProFund VP NASDAQ-100	95,685	28,350
ProFund VP Oil & Gas	684	2,039
ProFund VP Pharmaceuticals	30	34
ProFund VP Precious Metals	-	698
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	-	-
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	60,775	1,121
ProFund VP Small-Cap Value	12,759	33,027
ProFund VP Telecommunications	6,876	11,194
ProFund VP U.S. Government Plus	5,578	59,819
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	209	7,330
TA Aegon High Yield Bond Service Class	24,555	12,103
TA Aegon Sustainable Equity Income Service Class	58,784	230,040
TA Aegon U.S. Government Securities Service Class	77,323	656,558
TA BlackRock Global Real Estate Securities Service Class	7,248	23,040
TA BlackRock Government Money Market Service Class	195,357	112,324
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	934	16,062

21

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	$1,523	$9,060
TA BlackRock iShares Edge 40 Service Class	7,190	26,508
TA BlackRock Tactical Allocation Service Class	17,043	4,551
TA International Focus Service Class	7,013	44,346
TA Janus Balanced Service Class	166,282	7,787
TA Janus Mid-Cap Growth Service Class	61,741	82,469
TA JPMorgan Asset Allocation - Conservative Service Class	237,598	805,239
TA JPMorgan Asset Allocation - Growth Service Class	633,484	217,765
TA JPMorgan Asset Allocation - Moderate Service Class	469,197	3,648,197
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,710,669	4,583,516
TA JPMorgan Core Bond Service Class	46,733	79,321
TA JPMorgan Enhanced Index Service Class	36,685	28,386
TA JPMorgan International Moderate Growth Service Class	128,939	491,322
TA JPMorgan Tactical Allocation Service Class	57,994	28,165
TA Managed Risk - Balanced ETF Service Class	15,273	65,661
TA Managed Risk - Conservative ETF Service Class	242	620
TA Managed Risk - Growth ETF Service Class	94,841	149,300
TA Morgan Stanley Capital Growth Service Class	250,669	109,260
TA Multi-Managed Balanced Service Class	687,516	997,898
TA PIMCO Tactical - Balanced Service Class	1,294	3,480
TA PIMCO Tactical - Conservative Service Class	3,269	2,664
TA PIMCO Tactical - Growth Service Class	1,899	2,064
TA PIMCO Total Return Service Class	149,483	216,872
TA Small/Mid Cap Value Service Class	74,901	112,946
TA T. Rowe Price Small Cap Service Class	78,966	78,001
TA WMC US Growth Service Class	308,082	85,818

22

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	-	(1,108)	(1,108)	413	(7,996)	(7,583)
Fidelity® VIP Index 500 Service Class 2	20,731	(15,050)	5,681	8,513	(2,391)	6,122
Franklin Allocation Class 4 Shares	-	(28,281)	(28,281)	12	(41,303)	(41,291)
ProFund Access VP High Yield	-	(1,235)	(1,235)	63	(493)	(430)
ProFund VP Asia 30	4,449	(5,928)	(1,479)	18,745	(27,786)	(9,041)
ProFund VP Basic Materials	-	(965)	(965)	2,794	(4,053)	(1,259)
ProFund VP Bull	-	(1,603)	(1,603)	17,150	(19,685)	(2,535)
ProFund VP Consumer Services	5,891	(9,256)	(3,365)	10,993	(17,817)	(6,824)
ProFund VP Emerging Markets	7,322	(13,928)	(6,606)	26,367	(35,987)	(9,620)
ProFund VP Europe 30	11,480	(12,224)	(744)	7,700	(414)	7,286
ProFund VP Falling U.S. Dollar	-	(3,397)	(3,397)	4,091	(5,415)	(1,324)
ProFund VP Financials	19,834	(2,384)	17,450	297	(1,022)	(725)
ProFund VP Government Money Market	-	(5,566)	(5,566)	15,525	(5,491)	10,034
ProFund VP International	11,508	(15,753)	(4,245)	-	(299)	(299)
ProFund VP Japan	-	-	-	2,395	(2,395)	-
ProFund VP Mid-Cap	38,331	(13,889)	24,442	4,958	(5,884)	(926)
ProFund VP NASDAQ-100	16,531	(5,018)	11,513	5,050	(11,396)	(6,346)
ProFund VP Oil & Gas	-	(2,102)	(2,102)	4,415	(5,367)	(952)
ProFund VP Pharmaceuticals	-	(1)	(1)	-	(30)	(30)
ProFund VP Precious Metals	-	(948)	(948)	2,234	(35,453)	(33,219)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	(6)	(6)	1,132	(1,929)	(797)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	27,709	(199)	27,510	-	(11)	(11)
ProFund VP Small-Cap Value	6,206	(15,381)	(9,175)	10,922	(8,548)	2,374
ProFund VP Telecommunications	5,895	(9,002)	(3,107)	5,182	(10,183)	(5,001)

23

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
ProFund VP U.S. Government Plus	-	(33,255)	(33,255)	32,312	(953)	31,359
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	(3,807)	(3,807)	5,760	(14,748)	(8,988)
TA Aegon High Yield Bond Service Class	8,794	(4,813)	3,981	11,745	(21,663)	(9,918)
TA Aegon Sustainable Equity Income Service Class	18,942	(92,024)	(73,082)	41,130	(119,312)	(78,182)
TA Aegon U.S. Government Securities Service Class	35,423	(484,981)	(449,558)	1,629,570	(1,510,280)	119,290
TA BlackRock Global Real Estate Securities Service Class	1,701	(8,071)	(6,370)	1,599	(45,949)	(44,350)
TA BlackRock Government Money Market Service Class	211,137	(113,145)	97,992	894,464	(961,312)	(66,848)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(11,730)	(11,730)	10,310	(1,418)	8,892
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	850	(5,952)	(5,102)	-	(4,182)	(4,182)
TA BlackRock iShares Edge 40 Service Class	1,066	(14,240)	(13,174)	411	(11,039)	(10,628)
TA BlackRock Tactical Allocation Service Class	-	(138)	(138)	-	(159)	(159)
TA International Focus Service Class	2,652	(25,469)	(22,817)	34,235	(49,292)	(15,057)
TA Janus Balanced Service Class	81,883	(2,128)	79,755	1	(41,217)	(41,216)
TA Janus Mid-Cap Growth Service Class	10,937	(20,485)	(9,548)	15,085	(44,559)	(29,474)
TA JPMorgan Asset Allocation - Conservative Service Class	24,464	(390,016)	(365,552)	193,749	(400,208)	(206,459)
TA JPMorgan Asset Allocation - Growth Service Class	128,127	(58,274)	69,853	280,293	(268,078)	12,215
TA JPMorgan Asset Allocation - Moderate Service Class	37,684	(1,574,558)	(1,536,874)	509,997	(1,638,921)	(1,128,924)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	152,199	(1,691,896)	(1,539,697)	1,095,832	(3,791,878)	(2,696,046)
TA JPMorgan Core Bond Service Class	8,321	(44,810)	(36,489)	19,971	(99,286)	(79,315)
TA JPMorgan Enhanced Index Service Class	4,740	(7,405)	(2,665)	11,707	(18,940)	(7,233)
TA JPMorgan International Moderate Growth Service Class	36,411	(304,333)	(267,922)	47,468	(446,928)	(399,460)
TA JPMorgan Tactical Allocation Service Class	33,314	(17,430)	15,884	4,353	(53,687)	(49,334)
TA Managed Risk - Balanced ETF Service Class	805	(40,057)	(39,252)	3,986	(164,953)	(160,967)
TA Managed Risk - Conservative ETF Service Class	-	(328)	(328)	1	(390)	(389)
TA Managed Risk - Growth ETF Service Class	11,119	(76,131)	(65,012)	21,326	(262,914)	(241,588)
TA Morgan Stanley Capital Growth Service Class	4,829	(11,483)	(6,654)	20,691	(45,575)	(24,884)

24

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Multi-Managed Balanced Service Class	54,279	(282,782)	(228,503)	121,067	(416,221)	(295,154)
TA PIMCO Tactical - Balanced Service Class	-	(2,278)	(2,278)	7,091	(9,788)	(2,697)
TA PIMCO Tactical - Conservative Service Class	-	(1,573)	(1,573)	-	(1,570)	(1,570)
TA PIMCO Tactical - Growth Service Class	-	(1,184)	(1,184)	17,483	(935)	16,548
TA PIMCO Total Return Service Class	57,359	(131,586)	(74,227)	62,240	(105,780)	(43,540)
TA Small/Mid Cap Value Service Class	14,884	(22,165)	(7,281)	17,627	(95,048)	(77,421)
TA T. Rowe Price Small Cap Service Class	1,283	(13,997)	(12,714)	20,996	(58,347)	(37,351)
TA WMC US Growth Service Class	18,192	(12,666)	5,526	19,319	(104,386)	(85,067)

25

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$-	$(2,651)	$(2,651)	$792	$(16,962)	$(16,170)
Fidelity® VIP Index 500 Service Class 2	76,647	(58,648)	17,999	25,198	(6,375)	18,823
Franklin Allocation Class 4 Shares	-	(70,979)	(70,979)	27	(89,850)	(89,823)
ProFund Access VP High Yield	-	(2,256)	(2,256)	112	(865)	(753)
ProFund VP Asia 30	7,246	(8,603)	(1,357)	20,341	(28,053)	(7,712)
ProFund VP Basic Materials	-	(1,588)	(1,588)	3,647	(4,327)	(680)
ProFund VP Bull	-	(3,719)	(3,719)	24,609	(27,800)	(3,191)
ProFund VP Consumer Services	21,694	(33,260)	(11,566)	30,590	(43,773)	(13,183)
ProFund VP Emerging Markets	8,191	(14,610)	(6,419)	22,831	(29,561)	(6,730)
ProFund VP Europe 30	11,228	(12,166)	(938)	6,134	(308)	5,826
ProFund VP Falling U.S. Dollar	-	(1,957)	(1,957)	2,407	(3,102)	(695)
ProFund VP Financials	26,667	(3,225)	23,442	324	(1,013)	(689)
ProFund VP Government Money Market	-	(4,537)	(4,537)	12,819	(4,585)	8,234
ProFund VP International	10,393	(14,059)	(3,666)	-	(192)	(192)
ProFund VP Japan	-	-	-	1,887	(1,885)	2
ProFund VP Mid-Cap	84,011	(31,378)	52,633	7,946	(9,558)	(1,612)
ProFund VP NASDAQ-100	81,261	(27,031)	54,230	19,972	(39,150)	(19,178)
ProFund VP Oil & Gas	-	(1,428)	(1,428)	2,285	(2,364)	(79)
ProFund VP Pharmaceuticals	-	(4)	(4)	-	(56)	(56)
ProFund VP Precious Metals	-	(586)	(586)	1,450	(23,833)	(22,383)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	(1)	(1)	76	(175)	(99)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	58,638	(421)	58,217	-	(20)	(20)
ProFund VP Small-Cap Value	12,737	(32,662)	(19,925)	17,008	(14,118)	2,890
ProFund VP Telecommunications	6,657	(10,923)	(4,266)	4,972	(9,349)	(4,377)

26

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$-	$(58,964)	$(58,964)	$70,122	$(1,784)	$68,338
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	(7,088)	(7,088)	9,961	(23,884)	(13,923)
TA Aegon High Yield Bond Service Class	20,124	(10,626)	9,498	24,083	(41,874)	(17,791)
TA Aegon Sustainable Equity Income Service Class	47,209	(219,577)	(172,368)	80,450	(246,473)	(166,023)
TA Aegon U.S. Government Securities Service Class	47,265	(648,756)	(601,491)	2,227,296	(2,112,979)	114,317
TA BlackRock Global Real Estate Securities Service Class	4,796	(21,159)	(16,363)	3,408	(107,634)	(104,226)
TA BlackRock Government Money Market Service Class	195,407	(103,334)	92,073	813,924	(874,554)	(60,630)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(15,344)	(15,344)	11,524	(1,789)	9,735
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,200	(8,163)	(6,963)	-	(5,482)	(5,482)
TA BlackRock iShares Edge 40 Service Class	1,872	(24,069)	(22,197)	652	(17,408)	(16,756)
TA BlackRock Tactical Allocation Service Class	-	(195)	(195)	-	(203)	(203)
TA International Focus Service Class	4,135	(39,777)	(35,642)	41,583	(53,065)	(11,482)
TA Janus Balanced Service Class	153,443	(4,338)	149,105	2	(76,364)	(76,362)
TA Janus Mid-Cap Growth Service Class	45,443	(80,560)	(35,117)	48,432	(139,712)	(91,280)
TA JPMorgan Asset Allocation - Conservative Service Class	46,591	(726,036)	(679,445)	313,760	(661,464)	(347,704)
TA JPMorgan Asset Allocation - Growth Service Class	374,146	(169,688)	204,458	620,661	(530,049)	90,612
TA JPMorgan Asset Allocation - Moderate Service Class	79,625	(3,382,431)	(3,302,806)	1,016,440	(2,995,825)	(1,979,385)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	379,965	(4,128,627)	(3,748,662)	2,121,288	(7,445,952)	(5,324,664)
TA JPMorgan Core Bond Service Class	13,248	(70,228)	(56,980)	30,222	(151,798)	(121,576)
TA JPMorgan Enhanced Index Service Class	18,887	(26,049)	(7,162)	27,663	(45,015)	(17,352)
TA JPMorgan International Moderate Growth Service Class	83,102	(435,462)	(352,360)	51,984	(517,846)	(465,862)
TA JPMorgan Tactical Allocation Service Class	52,630	(26,899)	25,731	6,198	(74,748)	(68,550)
TA Managed Risk - Balanced ETF Service Class	1,259	(61,780)	(60,521)	5,638	(233,160)	(227,522)
TA Managed Risk - Conservative ETF Service Class	-	(481)	(481)	2	(543)	(541)

27

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Managed Risk - Growth ETF Service Class	$18,947	$(128,948)	$(110,001)	$31,407	$(381,972)	$(350,565)
TA Morgan Stanley Capital Growth Service Class	43,261	(96,980)	(53,719)	104,552	(251,164)	(146,612)
TA Multi-Managed Balanced Service Class	282,263	(903,524)	(621,261)	315,808	(1,089,038)	(773,230)
TA PIMCO Tactical - Balanced Service Class	-	(3,223)	(3,223)	8,793	(11,879)	(3,086)
TA PIMCO Tactical - Conservative Service Class	-	(1,995)	(1,995)	-	(1,897)	(1,897)
TA PIMCO Tactical - Growth Service Class	-	(1,649)	(1,649)	21,840	(1,219)	20,621
TA PIMCO Total Return Service Class	90,477	(205,235)	(114,758)	94,104	(166,474)	(72,370)
TA Small/Mid Cap Value Service Class	71,591	(101,503)	(29,912)	53,816	(302,979)	(249,163)
TA T. Rowe Price Small Cap Service Class	6,187	(66,574)	(60,387)	77,882	(204,097)	(126,215)
TA WMC US Growth Service Class	82,753	(61,501)	21,252	58,401	(352,479)	(294,078)

28

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2021	22,746	$14.59	to	$13.73	$58,443	0.26%	1.45%	to	2.70%	11.74%	to	10.38%
12/31/2020	23,854	13.06	to	12.43	54,971	2.09	1.45	to	2.70	7.69	to	6.38
12/31/2019	31,437	12.12	to	11.69	67,072	2.34	1.45	to	2.70	16.51	to	15.10
12/31/2018	35,432	10.41	to	10.16	65,104	1.75	1.45	to	2.70	(7.76)	to	(8.88)
12/31/2017	26,909	11.28	to	11.15	53,649	1.57	1.45	to	2.70	13.75	to	13.31

Fidelity® VIP Index 500 Service Class 2
12/31/2021	229,680	21.24	to	19.98	982,990	1.05	1.25	to	2.50	26.67	to	25.13
12/31/2020	223,999	16.77	to	15.97	759,285	1.59	1.25	to	2.50	16.49	to	15.07
12/31/2019	217,877	14.39	to	13.88	635,981	1.74	1.25	to	2.50	29.40	to	27.83
12/31/2018	229,379	11.12	to	10.85	520,381	1.55	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	224,127	11.82	to	11.68	545,921	1.61	1.25	to	2.50	19.68	to	19.21

Franklin Allocation Class 4 Shares
12/31/2021	224,546	13.88	to	13.06	584,091	1.61	1.40	to	2.65	10.00	to	8.66
12/31/2020	252,827	12.62	to	12.02	599,874	1.38	1.40	to	2.65	10.21	to	8.87
12/31/2019	294,118	11.45	to	11.04	635,376	3.33	1.40	to	2.65	17.91	to	16.48
12/31/2018	316,192	9.71	to	9.48	581,328	2.94	1.40	to	2.65	(10.84)	to	(11.93)
12/31/2017	384,700	10.89	to	10.76	795,949	2.53	1.40	to	2.65	10.02	to	9.59

ProFund Access VP High Yield
12/31/2021	5,467	10.97	to	10.32	9,758	2.41	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	6,702	11.08	to	10.55	12,172	5.43	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	7,132	11.22	to	10.82	13,174	4.59	1.25	to	2.50	11.04	to	9.69
12/31/2018	7,604	10.11	to	9.86	12,694	2.71	1.25	to	2.50	(1.85)	to	(3.05)
12/31/2017	8,091	10.30	to	10.17	13,816	3.78	1.25	to	2.50	3.30	to	2.90

ProFund VP Asia 30
12/31/2021	14,190	13.88	to	13.06	15,252	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	15,669	17.25	to	16.43	20,990	0.83	1.25	to	2.50	33.88	to	32.24
12/31/2019	24,710	12.89	to	12.42	24,805	0.19	1.25	to	2.50	24.75	to	23.22
12/31/2018	14,777	10.33	to	10.08	11,940	0.42	1.25	to	2.50	(19.61)	to	(20.59)
12/31/2017	19,930	12.85	to	12.70	20,055	-	1.25	to	2.50	30.98	to	30.47

ProFund VP Basic Materials
12/31/2021	40,637	16.02	to	15.07	71,909	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	41,602	12.91	to	12.29	59,541	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	42,861	11.22	to	10.82	53,508	0.34	1.25	to	2.50	16.27	to	14.85
12/31/2018	45,545	9.65	to	9.42	49,061	0.38	1.25	to	2.50	(18.68)	to	(19.68)
12/31/2017	46,799	11.87	to	11.73	62,216	0.39	1.25	to	2.50	21.21	to	20.73

ProFund VP Bull
12/31/2021	88,984	19.62	to	18.45	223,843	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	90,587	15.72	to	14.97	183,446	0.09	1.25	to	2.50	14.60	to	13.20
12/31/2019	93,122	13.72	to	13.23	165,315	0.26	1.25	to	2.50	27.29	to	25.74
12/31/2018	96,214	10.78	to	10.52	134,560	-	1.25	to	2.50	(7.31)	to	(8.45)
12/31/2017	152,932	11.63	to	11.49	233,378	-	1.25	to	2.50	17.64	to	17.18

ProFund VP Consumer Services
12/31/2021	80,753	19.46	to	18.31	294,907	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	84,118	17.88	to	17.02	283,422	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	90,942	14.10	to	13.60	242,801	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	94,107	11.46	to	11.18	205,336	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	106,270	11.53	to	11.39	234,024	-	1.25	to	2.50	16.68	to	16.22

29

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Emerging Markets
12/31/2021	37,489	$13.35	to	$12.56	$31,703	-%	1.25%	to	2.50%	(19.03	) %	to	(20.01	) %
12/31/2020	44,095	16.49	to	15.70	46,276	0.57	1.25	to	2.50	25.16		to	23.63
12/31/2019	53,715	13.18	to	12.70	45,232	0.42	1.25	to	2.50	22.70		to	21.20
12/31/2018	47,350	10.74	to	10.48	32,558	0.25	1.25	to	2.50	(16.32)		to	(17.35)
12/31/2017	38,171	12.83	to	12.68	31,342	0.04	1.25	to	2.50	31.36		to	30.84

ProFund VP Europe 30
12/31/2021	13,174	12.67	to	11.92	12,987	0.81	1.25	to	2.50	22.99		to	21.49
12/31/2020	13,918	10.30	to	9.81	11,183	2.32	1.25	to	2.50	(10.35)		to	(11.45)
12/31/2019	6,632	11.49	to	11.08	5,959	2.59	1.25	to	2.50	16.33		to	14.91
12/31/2018	7,032	9.88	to	9.64	5,444	2.53	1.25	to	2.50	(15.20)		to	(16.24)
12/31/2017	8,292	11.65	to	11.51	7,589	2.84	1.25	to	2.50	18.01		to	17.54

ProFund VP Falling U.S. Dollar
12/31/2021	7,775	9.02	to	8.48	4,197	-	1.25	to	2.50	(9.17)		to	(10.28)
12/31/2020	11,172	9.93	to	9.45	6,645	0.39	1.25	to	2.50	3.51		to	2.25
12/31/2019	12,496	9.59	to	9.24	7,216	0.05	1.25	to	2.50	(3.55)		to	(4.72)
12/31/2018	12,923	9.94	to	9.70	7,765	-	1.25	to	2.50	(7.47)		to	(8.61)
12/31/2017	15,498	10.75	to	10.62	10,092	-	1.25	to	2.50	6.91		to	6.49

ProFund VP Financials
12/31/2021	32,703	16.25	to	15.29	46,001	0.40	1.25	to	2.50	28.50		to	26.93
12/31/2020	15,253	12.65	to	12.04	16,473	0.69	1.25	to	2.50	(2.98)		to	(4.17)
12/31/2019	15,978	13.04	to	12.57	17,865	0.32	1.25	to	2.50	28.66		to	27.09
12/31/2018	39,974	10.13	to	9.89	35,186	0.40	1.25	to	2.50	(11.54)		to	(12.63)
12/31/2017	61,996	11.45	to	11.32	62,210	0.33	1.25	to	2.50	16.50		to	16.05

ProFund VP Government Money Market
12/31/2021	267,132	9.52	to	8.95	217,768	0.01	1.25	to	2.50	(1.22)		to	(2.43)
12/31/2020	272,698	9.64	to	9.18	226,023	0.04	1.25	to	2.50	(1.19)		to	(2.40)
12/31/2019	262,664	9.75	to	9.40	221,519	0.78	1.25	to	2.50	(0.47)		to	(1.69)
12/31/2018	265,188	9.80	to	9.56	225,710	0.42	1.25	to	2.50	(0.83)		to	(2.04)
12/31/2017	266,656	9.88	to	9.76	229,871	0.02	1.25	to	2.50	(1.41)		to	(1.79)

ProFund VP International
12/31/2021	13,492	12.90	to	12.14	12,098	-	1.25	to	2.50	7.48		to	6.17
12/31/2020	17,737	12.00	to	11.43	14,811	0.51	1.25	to	2.50	3.60		to	2.34
12/31/2019	18,036	11.59	to	11.17	14,569	0.22	1.25	to	2.50	17.80		to	16.36
12/31/2018	29,240	9.84	to	9.60	20,070	-	1.25	to	2.50	(16.80)		to	(17.83)
12/31/2017	77,686	11.82	to	11.68	64,055	-	1.25	to	2.50	20.06		to	19.59

ProFund VP Japan
12/31/2021	-	13.79	to	12.98	-	-	1.25	to	2.50	2.61		to	1.36
12/31/2020	-	13.44	to	12.80	-	-	1.25	to	2.50	14.50		to	13.11
12/31/2019	-	11.74	to	11.32	-	-	1.25	to	2.50	18.52		to	17.07
12/31/2018	-	9.91	to	9.67	-	-	1.25	to	2.50	(12.73)		to	(13.80)
12/31/2017	-	11.35	to	11.22	-	-	1.25	to	2.50	16.76		to	16.31

ProFund VP Mid-Cap
12/31/2021	32,821	15.21	to	14.31	76,814	-	1.25	to	2.50	20.70		to	19.23
12/31/2020	8,379	12.60	to	12.00	16,334	1.21	1.25	to	2.50	9.39		to	8.06
12/31/2019	9,305	11.52	to	11.11	16,631	0.16	1.25	to	2.50	22.00		to	20.51
12/31/2018	11,554	9.44	to	9.22	16,956	-	1.25	to	2.50	(13.94)		to	(15.00)
12/31/2017	36,857	10.97	to	10.84	62,767	-	1.25	to	2.50	11.82		to	11.38

ProFund VP NASDAQ-100
12/31/2021	18,505	29.43	to	27.68	109,655	-	1.25	to	2.50	23.26		to	21.76
12/31/2020	6,992	23.87	to	22.73	33,662	-	1.25	to	2.50	43.77		to	42.02
12/31/2019	13,338	16.60	to	16.01	44,340	-	1.25	to	2.50	35.01		to	33.37
12/31/2018	17,989	12.30	to	12.00	44,454	-	1.25	to	2.50	(3.09)		to	(4.28)
12/31/2017	22,827	12.69	to	12.54	58,545	-	1.25	to	2.50	28.51		to	28.01

30

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Oil & Gas
12/31/2021	60,237	$7.76	to	$7.30	$41,533	1.79%	1.25%	to	2.50%	50.06%	to	48.23%
12/31/2020	62,339	5.17	to	4.92	28,769	2.52	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	63,291	7.99	to	7.70	45,296	1.33	1.25	to	2.50	7.18	to	5.87
12/31/2018	70,201	7.45	to	7.27	47,020	1.55	1.25	to	2.50	(21.21)	to	(22.18)
12/31/2017	92,705	9.46	to	9.35	79,381	1.25	1.25	to	2.50	(4.55)	to	(4.93)

ProFund VP Pharmaceuticals
12/31/2021	881	13.64	to	12.83	1,990	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	882	12.42	to	11.83	1,822	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	912	11.18	to	10.78	1,705	0.29	1.25	to	2.50	12.63	to	11.26
12/31/2018	4,334	9.93	to	9.69	7,224	0.93	1.25	to	2.50	(7.36)	to	(8.50)
12/31/2017	6,497	10.71	to	10.59	11,819	0.70	1.25	to	2.50	8.78	to	8.36

ProFund VP Precious Metals
12/31/2021	10,488	13.57	to	12.76	6,258	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	11,436	15.09	to	14.37	7,615	0.16	1.25	to	2.50	22.57	to	21.08
12/31/2019	44,655	12.31	to	11.87	24,368	0.03	1.25	to	2.50	44.18	to	42.42
12/31/2018	47,402	8.54	to	8.33	18,010	-	1.25	to	2.50	(14.54)	to	(15.59)
12/31/2017	44,775	9.99	to	9.87	20,144	-	1.25	to	2.50	3.78	to	3.37

ProFund VP Short Emerging Markets
12/31/2021	-	4.65	to	4.37	-	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	-	4.28	to	4.07	-	-	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	-	6.35	to	6.12	-	-	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	-	8.13	to	7.94	-	-	1.25	to	2.50	11.19	to	9.83
12/31/2017	-	7.31	to	7.23	-	-	1.25	to	2.50	(28.87)	to	(29.15)

ProFund VP Short International
12/31/2021	-	5.21	to	4.90	-	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	-	6.09	to	5.80	-	-	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	-	7.43	to	7.16	-	-	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	-	9.11	to	8.89	-	-	1.25	to	2.50	14.04	to	12.64
12/31/2017	-	7.99	to	7.89	-	-	1.25	to	2.50	(21.77)	to	(22.08)

ProFund VP Short NASDAQ-100
12/31/2021	789	2.14	to	2.01	31	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	795	2.89	to	2.75	43	0.08	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	1,592	5.11	to	4.93	152	0.14	1.25	to	2.50	(28.94)	to	(29.81)
12/31/2018	1,605	7.19	to	7.02	216	-	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	1,617	7.50	to	7.41	227	-	1.25	to	2.50	(26.32)	to	(26.60)

ProFund VP Short Small-Cap
12/31/2021	-	3.97	to	3.74	-	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	-	4.97	to	4.73	-	-	1.25	to	2.50	(32.81)	to	(33.63)
12/31/2019	-	7.40	to	7.13	-	-	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	-	9.45	to	9.22	-	-	1.25	to	2.50	9.02	to	7.69
12/31/2017	-	8.67	to	8.57	-	-	1.25	to	2.50	(15.43)	to	(15.76)

ProFund VP Small-Cap
12/31/2021	27,697	14.70	to	13.82	56,540	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	187	13.18	to	12.55	333	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	198	11.40	to	10.99	307	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	6,179	9.34	to	9.11	7,895	-	1.25	to	2.50	(13.97)	to	(15.03)
12/31/2017	14,308	10.86	to	10.73	21,674	-	1.25	to	2.50	10.82	to	10.39

ProFund VP Small-Cap Value
12/31/2021	5,235	13.73	to	12.91	11,309	0.10	1.25	to	2.50	26.97	to	25.42
12/31/2020	14,410	10.81	to	10.29	24,697	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	12,036	10.83	to	10.44	20,695	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	4,213	8.95	to	8.73	5,963	-	1.25	to	2.50	(15.28)	to	(16.32)
12/31/2017	11,219	10.56	to	10.43	18,907	0.01	1.25	to	2.50	8.15	to	7.72

31

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

ProFund VP Telecommunications
12/31/2021	9,222	$10.77	to	$10.13	$11,015	1.24%	1.25%	to	2.50%	16.95%	to	15.53%
12/31/2020	12,329	9.21	to	8.77	12,708	1.02	1.25	to	2.50	1.88	to	0.63
12/31/2019	17,330	9.04	to	8.71	17,639	2.66	1.25	to	2.50	13.35	to	11.97
12/31/2018	28,654	7.97	to	7.78	25,723	4.35	1.25	to	2.50	(16.16)	to	(17.19)
12/31/2017	18,130	9.51	to	9.40	19,340	4.01	1.25	to	2.50	(3.52)	to	(3.90)

ProFund VP U.S. Government Plus
12/31/2021	16,328	12.85	to	12.09	31,975	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	49,583	14.00	to	13.34	106,278	0.02	1.25	to	2.50	19.20	to	17.75
12/31/2019	18,224	11.75	to	11.33	32,915	0.83	1.25	to	2.50	16.76	to	15.34
12/31/2018	19,134	10.06	to	9.82	29,728	0.94	1.25	to	2.50	(6.60)	to	(7.74)
12/31/2017	19,239	10.77	to	10.64	32,147	0.45	1.25	to	2.50	7.93	to	7.50

ProFund VP UltraSmall-Cap
12/31/2021	-	17.39	to	16.36	-	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	-	14.28	to	13.60	-	-	1.25	to	2.50	14.95	to	13.55
12/31/2019	-	12.42	to	11.97	-	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	-	8.54	to	8.33	-	-	1.25	to	2.50	(27.86)	to	(28.75)
12/31/2017	-	11.83	to	11.69	-	-	1.25	to	2.50	23.41	to	22.93

ProFund VP Utilities
12/31/2021	7,488	14.79	to	13.91	14,893	1.34	1.25	to	2.50	13.98	to	12.59
12/31/2020	11,295	12.98	to	12.36	19,892	1.54	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	20,283	13.46	to	12.98	37,344	1.49	1.25	to	2.50	21.36	to	19.88
12/31/2018	24,202	11.09	to	10.83	36,623	1.29	1.25	to	2.50	1.61	to	0.36
12/31/2017	25,283	10.92	to	10.79	37,741	2.10	1.25	to	2.50	9.06	to	8.64

TA Aegon High Yield Bond Service Class
12/31/2021	44,122	12.35	to	11.62	98,644	4.86	1.25	to	2.50	4.94	to	3.66
12/31/2020	40,141	11.77	to	11.21	85,203	6.32	1.25	to	2.50	3.39	to	2.12
12/31/2019	50,059	11.38	to	10.97	103,726	5.88	1.25	to	2.50	12.57	to	11.19
12/31/2018	59,982	10.11	to	9.87	111,209	5.47	1.25	to	2.50	(3.92)	to	(5.09)
12/31/2017	93,352	10.52	to	10.40	182,303	5.51	1.25	to	2.50	5.68	to	5.27

TA Aegon Sustainable Equity Income Service Class
12/31/2021	253,674	13.20	to	12.42	670,046	1.76	1.25	to	2.50	20.61	to	19.14
12/31/2020	326,756	10.95	to	10.42	718,006	2.75	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	404,938	11.99	to	11.56	977,241	2.21	1.25	to	2.50	22.05	to	20.56
12/31/2018	442,459	9.83	to	9.59	878,466	1.82	1.25	to	2.50	(12.78)	to	(13.85)
12/31/2017	517,197	11.27	to	11.13	1,181,268	2.18	1.25	to	2.50	14.47	to	14.03

TA Aegon U.S. Government Securities Service Class
12/31/2021	208,645	10.84	to	10.19	280,120	1.24	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	658,203	11.26	to	10.72	909,556	1.44	1.25	to	2.50	7.32	to	6.01
12/31/2019	538,913	10.49	to	10.11	704,248	1.57	1.25	to	2.50	5.04	to	3.75
12/31/2018	1,038,925	9.99	to	9.75	1,289,857	2.25	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2017	938,013	10.11	to	9.99	1,186,447	2.35	1.25	to	2.50	0.90	to	0.51

TA BlackRock Global Real Estate Securities Service Class
12/31/2021	42,166	14.44	to	13.58	119,202	2.13	1.25	to	2.50	24.30	to	22.78
12/31/2020	48,536	11.62	to	11.06	111,141	11.00	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	92,886	11.82	to	11.40	218,422	0.54	1.25	to	2.50	23.34	to	21.84
12/31/2018	128,970	9.58	to	9.35	247,245	7.55	1.25	to	2.50	(11.44)	to	(12.53)
12/31/2017	152,877	10.82	to	10.69	331,230	3.39	1.25	to	2.50	9.43	to	9.00

TA BlackRock Government Money Market Service Class
12/31/2021	616,569	9.67	to	9.09	559,277	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	518,577	9.79	to	9.32	476,247	0.25	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	585,425	9.88	to	9.53	544,619	1.72	1.25	to	2.50	0.46	to	(0.76)
12/31/2018	786,155	9.84	to	9.60	728,862	0.79	1.25	to	2.50	(0.41)	to	(1.63)
12/31/2017	875,107	9.88	to	9.76	815,728	0.01	1.25	to	2.50	(1.42)	to	(1.81)

32

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	26,185	$12.69	to	$11.94	$35,427	0.97%	1.25%	to	2.50%	4.44%	to	3.16%
12/31/2020	37,915	12.15	to	11.57	49,388	2.07	1.25	to	2.50	5.34	to	4.05
12/31/2019	29,023	11.54	to	11.12	36,107	1.97	1.25	to	2.50	9.86	to	8.52
12/31/2018	18,878	10.50	to	10.25	21,511	2.49	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	-	10.95	to	10.82	-	-	1.25	to	2.50	10.11	to	9.67

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	42,352	12.33	to	11.60	60,873	0.54	1.25	to	2.50	6.29	to	5.00
12/31/2020	47,454	11.60	to	11.05	64,334	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	51,636	12.00	to	11.57	72,568	1.65	1.25	to	2.50	9.98	to	8.64
12/31/2018	58,269	10.91	to	10.65	74,625	1.19	1.25	to	2.50	(7.12)	to	(8.26)
12/31/2017	86,107	11.75	to	11.61	118,876	1.28	1.25	to	2.50	18.59	to	18.13

TA BlackRock iShares Edge 40 Service Class
12/31/2021	87,056	13.03	to	12.25	153,211	1.49	1.25	to	2.50	4.47	to	3.20
12/31/2020	100,230	12.47	to	11.87	169,105	2.23	1.25	to	2.50	8.10	to	6.78
12/31/2019	110,858	11.54	to	11.12	173,720	2.03	1.25	to	2.50	13.68	to	12.30
12/31/2018	116,431	10.15	to	9.90	161,139	1.67	1.25	to	2.50	(5.61)	to	(6.77)
12/31/2017	118,693	10.75	to	10.62	174,591	1.51	1.25	to	2.50	7.96	to	7.54

TA BlackRock Tactical Allocation Service Class
12/31/2021	201,863	14.21	to	13.37	300,287	2.49	1.25	to	2.50	6.30	to	5.01
12/31/2020	202,001	13.37	to	12.73	283,364	1.75	1.25	to	2.50	11.79	to	10.43
12/31/2019	202,160	11.96	to	11.53	254,300	2.19	1.25	to	2.50	15.61	to	14.20
12/31/2018	432,970	10.35	to	10.10	472,191	0.98	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	470,994	10.96	to	10.83	545,500	1.46	1.25	to	2.50	10.09	to	9.66

TA International Focus Service Class
12/31/2021	172,592	16.49	to	15.52	278,822	1.04	1.25	to	2.50	9.26	to	7.93
12/31/2020	195,409	15.10	to	14.38	290,262	2.10	1.25	to	2.50	19.10	to	17.64
12/31/2019	210,466	12.68	to	12.22	263,357	1.11	1.25	to	2.50	25.83	to	24.30
12/31/2018	294,468	10.07	to	9.83	294,491	0.96	1.25	to	2.50	(18.97)	to	(19.96)
12/31/2017	391,625	12.43	to	12.28	484,753	1.24	1.25	to	2.50	25.17	to	24.69

TA Janus Balanced Service Class
12/31/2021	126,848	17.42	to	16.39	265,867	1.28	1.25	to	2.50	14.02	to	12.63
12/31/2020	47,093	15.28	to	14.55	87,130	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	88,309	13.54	to	13.05	146,299	1.37	1.25	to	2.50	20.27	to	18.80
12/31/2018	91,667	11.25	to	10.98	126,663	1.07	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	66,148	11.40	to	11.27	92,655	1.56	1.25	to	2.50	15.07	to	14.62

TA Janus Mid-Cap Growth Service Class
12/31/2021	29,466	22.22	to	20.90	123,207	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	39,014	19.23	to	18.31	142,071	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	68,488	16.37	to	15.78	212,432	-	1.25	to	2.50	34.65	to	33.00
12/31/2018	100,845	12.16	to	11.86	233,016	-	1.25	to	2.50	(2.68)	to	(3.87)
12/31/2017	140,077	12.49	to	12.34	333,637	-	1.25	to	2.50	26.90	to	26.41

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	2,595,010	13.42	to	12.62	4,933,396	2.18	1.25	to	2.50	4.32	to	3.05
12/31/2020	2,960,562	12.86	to	12.25	5,407,969	2.25	1.25	to	2.50	9.87	to	8.53
12/31/2019	3,167,021	11.71	to	11.29	5,286,069	2.07	1.25	to	2.50	12.15	to	10.78
12/31/2018	4,529,036	10.44	to	10.19	6,772,114	1.52	1.25	to	2.50	(5.47)	to	(6.63)
12/31/2017	5,444,339	11.04	to	10.91	8,610,429	1.81	1.25	to	2.50	10.96	to	10.53

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	1,142,982	19.19	to	18.05	3,570,562	1.53	1.25	to	2.50	17.88	to	16.44
12/31/2020	1,073,129	16.28	to	15.50	2,858,361	1.45	1.25	to	2.50	22.82	to	21.33
12/31/2019	1,060,914	13.26	to	12.78	2,309,205	1.48	1.25	to	2.50	24.31	to	22.79
12/31/2018	1,077,403	10.66	to	10.41	1,893,379	1.68	1.25	to	2.50	(11.81)	to	(12.90)
12/31/2017	1,423,722	12.09	to	11.95	2,837,217	1.23	1.25	to	2.50	22.60	to	22.12

33

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	7,550,105	$14.54	to	$13.67	$16,572,035	1.66%	1.25%	to	2.50%	7.59%	to	6.28%
12/31/2020	9,086,979	13.51	to	12.86	18,646,489	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	10,215,903	12.18	to	11.74	18,931,295	1.92	1.25	to	2.50	14.74	to	13.34
12/31/2018	11,683,032	10.62	to	10.36	18,931,404	1.51	1.25	to	2.50	(6.52)	to	(7.67)
12/31/2017	13,123,387	11.36	to	11.22	22,815,560	1.62	1.25	to	2.50	14.47	to	14.02

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	11,506,702	16.06	to	15.11	29,292,618	1.96	1.25	to	2.50	12.30	to	10.93
12/31/2020	13,046,399	14.30	to	13.62	29,648,493	1.81	1.25	to	2.50	13.25	to	11.87
12/31/2019	15,742,445	12.63	to	12.18	31,723,334	1.93	1.25	to	2.50	18.31	to	16.87
12/31/2018	17,872,530	10.68	to	10.42	30,559,880	1.62	1.25	to	2.50	(8.47)	to	(9.59)
12/31/2017	20,683,519	11.66	to	11.52	38,790,327	1.53	1.25	to	2.50	17.79	to	17.33

TA JPMorgan Core Bond Service Class
12/31/2021	372,886	11.12	to	10.46	568,371	2.33	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	409,375	11.40	to	10.85	643,829	3.23	1.25	to	2.50	5.84	to	4.55
12/31/2019	488,690	10.77	to	10.38	729,087	3.00	1.25	to	2.50	6.92	to	5.61
12/31/2018	314,237	10.07	to	9.83	438,883	2.84	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017	354,208	10.21	to	10.09	503,794	2.48	1.25	to	2.50	1.95	to	1.55

TA JPMorgan Enhanced Index Service Class
12/31/2021	38,585	21.33	to	20.06	161,203	0.61	1.25	to	2.50	28.19	to	26.62
12/31/2020	41,250	16.64	to	15.85	133,951	1.27	1.25	to	2.50	18.38	to	16.94
12/31/2019	48,483	14.06	to	13.55	133,084	0.89	1.25	to	2.50	29.08	to	27.50
12/31/2018	74,552	10.89	to	10.63	159,498	0.78	1.25	to	2.50	(7.41)	to	(8.55)
12/31/2017	109,013	11.76	to	11.62	250,471	0.37	1.25	to	2.50	19.10	to	18.63

TA JPMorgan International Moderate Growth Service Class
12/31/2021	2,534,582	14.63	to	13.76	3,718,149	1.29	1.25	to	2.50	7.66	to	6.35
12/31/2020	2,802,504	13.58	to	12.94	3,797,792	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	3,201,964	12.01	to	11.58	3,845,626	2.00	1.25	to	2.50	16.16	to	14.74
12/31/2018	3,864,632	10.34	to	10.09	4,010,883	2.01	1.25	to	2.50	(13.00)	to	(14.07)
12/31/2017	4,956,067	11.88	to	11.74	5,930,628	1.62	1.25	to	2.50	19.74	to	19.27

TA JPMorgan Tactical Allocation Service Class
12/31/2021	68,812	12.89	to	12.13	108,861	1.32	1.25	to	2.50	3.34	to	2.08
12/31/2020	52,928	12.47	to	11.88	80,664	1.98	1.25	to	2.50	10.72	to	9.37
12/31/2019	102,262	11.27	to	10.86	141,032	2.00	1.25	to	2.50	10.53	to	9.18
12/31/2018	134,460	10.19	to	9.95	168,484	1.80	1.25	to	2.50	(4.39)	to	(5.56)
12/31/2017	148,260	10.66	to	10.53	195,082	1.54	1.25	to	2.50	6.96	to	6.54

TA Managed Risk - Balanced ETF Service Class
12/31/2021	135,768	13.29	to	12.50	216,019	1.15	1.25	to	2.50	8.00	to	6.69
12/31/2020	175,020	12.31	to	11.72	259,131	1.45	1.25	to	2.50	2.90	to	1.65
12/31/2019	335,987	11.96	to	11.53	488,199	1.95	1.25	to	2.50	14.22	to	12.83
12/31/2018	365,359	10.47	to	10.22	465,945	1.72	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	538,318	11.11	to	10.97	730,239	1.69	1.25	to	2.50	11.82	to	11.38

TA Managed Risk - Conservative ETF Service Class
12/31/2021	5,520	12.10	to	11.38	8,247	1.55	1.25	to	2.50	1.49	to	0.25
12/31/2020	5,848	11.92	to	11.35	8,642	2.19	1.25	to	2.50	3.62	to	2.35
12/31/2019	6,237	11.50	to	11.09	8,931	2.04	1.25	to	2.50	10.81	to	9.45
12/31/2018	6,560	10.38	to	10.13	8,511	1.78	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	6,923	10.90	to	10.77	9,472	1.82	1.25	to	2.50	9.45	to	9.02

TA Managed Risk - Growth ETF Service Class
12/31/2021	764,244	14.48	to	13.62	1,354,559	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	829,256	12.85	to	12.24	1,308,105	1.92	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,070,844	12.49	to	12.04	1,645,311	1.73	1.25	to	2.50	17.94	to	16.50
12/31/2018	1,186,776	10.59	to	10.33	1,549,467	1.59	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	1,286,084	11.55	to	11.41	1,836,408	1.60	1.25	to	2.50	16.78	to	16.33

34

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Morgan Stanley Capital Growth Service Class
12/31/2021	91,470	$36.98	to	$34.79	$704,097	-%	1.25%	to	2.50%	(2.05	) %	to	(3.25	) %
12/31/2020	98,124	37.76	to	35.96	774,431	-	1.25	to	2.50	114.61		to	112.00
12/31/2019	123,008	17.59	to	16.96	453,902	-	1.25	to	2.50	21.95		to	20.46
12/31/2018	39,018	14.43	to	14.08	118,662	-	1.25	to	2.50	5.11		to	3.82
12/31/2017	60,535	13.73	to	13.56	175,744	-	1.25	to	2.50	41.23		to	40.67

TA Multi-Managed Balanced Service Class
12/31/2021	1,886,042	16.71	to	15.72	6,581,857	0.94	1.25	to	2.50	15.35		to	13.94
12/31/2020	2,114,545	14.49	to	13.80	6,306,813	1.35	1.25	to	2.50	14.18		to	12.78
12/31/2019	2,409,699	12.69	to	12.23	6,310,101	1.55	1.25	to	2.50	20.00		to	18.53
12/31/2018	2,327,542	10.58	to	10.32	5,091,030	1.14	1.25	to	2.50	(5.10)		to	(6.26)
12/31/2017	2,849,882	11.14	to	11.01	6,582,309	0.76	1.25	to	2.50	12.20		to	11.76

TA PIMCO Tactical - Balanced Service Class
12/31/2021	11,488	13.50	to	12.70	16,621	-	1.25	to	2.50	5.08		to	3.80
12/31/2020	13,766	12.85	to	12.24	18,995	3.32	1.25	to	2.50	7.51		to	6.20
12/31/2019	16,463	11.95	to	11.52	21,171	0.17	1.25	to	2.50	18.20		to	16.76
12/31/2018	11,436	10.11	to	9.87	12,465	3.53	1.25	to	2.50	(8.09)		to	(9.22)
12/31/2017	13,278	11.00	to	10.87	15,784	0.30	1.25	to	2.50	10.44		to	10.01

TA PIMCO Tactical - Conservative Service Class
12/31/2021	28,301	13.17	to	12.39	36,375	1.02	1.25	to	2.50	2.92		to	1.67
12/31/2020	29,874	12.80	to	12.18	37,527	1.43	1.25	to	2.50	8.54		to	7.21
12/31/2019	31,444	11.79	to	11.37	36,609	0.08	1.25	to	2.50	16.11		to	14.70
12/31/2018	19,978	10.15	to	9.91	20,150	5.06	1.25	to	2.50	(6.32)		to	(7.47)
12/31/2017	-	10.84	to	10.71	-	1.20	1.25	to	2.50	8.82		to	8.39

TA PIMCO Tactical - Growth Service Class
12/31/2021	17,051	14.30	to	13.45	24,332	-	1.25	to	2.50	7.86		to	6.55
12/31/2020	18,235	13.26	to	12.63	24,224	1.09	1.25	to	2.50	7.74		to	6.43
12/31/2019	1,687	12.31	to	11.86	2,127	-	1.25	to	2.50	20.05		to	18.59
12/31/2018	1,967	10.25	to	10.00	2,066	6.77	1.25	to	2.50	(8.83)		to	(9.95)
12/31/2017	260	11.24	to	11.11	297	0.40	1.25	to	2.50	13.19		to	12.75

TA PIMCO Total Return Service Class
12/31/2021	487,577	11.20	to	10.54	762,692	1.25	1.25	to	2.50	(2.29)		to	(3.48)
12/31/2020	561,804	11.47	to	10.92	899,692	4.07	1.25	to	2.50	6.08		to	4.79
12/31/2019	605,344	10.81	to	10.42	918,415	2.19	1.25	to	2.50	6.88		to	5.58
12/31/2018	714,313	10.11	to	9.87	1,015,860	2.22	1.25	to	2.50	(2.25)		to	(3.45)
12/31/2017	845,988	10.35	to	10.22	1,232,888	-	1.25	to	2.50	3.15		to	2.75

TA Small/Mid Cap Value Service Class
12/31/2021	155,056	15.55	to	14.63	762,011	0.49	1.25	to	2.50	26.24		to	24.70
12/31/2020	162,337	12.32	to	11.73	634,714	0.93	1.25	to	2.50	2.46		to	1.21
12/31/2019	239,758	12.02	to	11.59	919,399	0.70	1.25	to	2.50	23.40		to	21.89
12/31/2018	355,862	9.74	to	9.51	1,117,028	0.62	1.25	to	2.50	(12.73)		to	(13.81)
12/31/2017	463,465	11.17	to	11.03	1,675,118	0.94	1.25	to	2.50	13.62		to	13.17

TA T. Rowe Price Small Cap Service Class
12/31/2021	142,953	18.87	to	17.75	696,999	-	1.25	to	2.50	9.71		to	8.37
12/31/2020	155,667	17.20	to	16.38	696,071	-	1.25	to	2.50	21.78		to	20.30
12/31/2019	193,018	14.13	to	13.62	711,211	-	1.25	to	2.50	30.76		to	29.16
12/31/2018	189,797	10.80	to	10.54	537,065	-	1.25	to	2.50	(8.43)		to	(9.56)
12/31/2017	211,383	11.80	to	11.66	656,151	-	1.25	to	2.50	20.28		to	19.81

TA WMC US Growth Service Class
12/31/2021	313,190	27.40	to	25.77	1,612,743	-	1.25	to	2.50	18.89		to	17.44
12/31/2020	307,664	23.04	to	21.94	1,336,823	-	1.25	to	2.50	35.25		to	33.60
12/31/2019	392,731	17.04	to	16.43	1,268,353	-	1.25	to	2.50	37.95		to	36.27
12/31/2018	431,165	12.35	to	12.05	1,012,752	0.27	1.25	to	2.50	(1.27)		to	(2.49)
12/31/2017	472,729	12.51	to	12.36	1,129,778	0.21	1.25	to	2.50	27.03		to	26.53

35

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

38